CONVERTIBLE DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%	8.00%	8.00%
Long-term Debt, Gross	$ 0			$ 3,333
Total convertible promissory notes	$ 0			124
Convertible Promissory Notes Payable Issuance One [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 05, 2013
Debt Instrument, Maturity Date	Dec. 02, 2013
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $3.00
Long-term Debt, Gross	$ 0			20
Convertible Promissory Notes Payable Issuance Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Nov. 04, 2012
Debt Instrument, Maturity Date	May 03, 2013
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $1.50
Long-term Debt, Gross	$ 0			10
Convertible Promissory Notes Payable Issuance Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Aug. 23, 2012
Debt Instrument, Maturity Date	Feb. 19, 2013
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $2.25
Long-term Debt, Gross	$ 0			50
Convertible Promissory Notes Payable Issuance Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Nov. 30, 2012
Debt Instrument Maturity	On Demand
Debt Instrument, Convertible, Terms of Conversion Feature	Refundable excess payment
Long-term Debt, Gross	$ 0			1
Convertible Promissory Notes Payable Issuance Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 06, 2011
Debt Instrument, Maturity Date	Jun. 06, 2013
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Variable at $6.00
Long-term Debt, Gross	$ 0			10
Convertible Promissory Notes Payable Issuance Six [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Apr. 11, 2011
Debt Instrument, Maturity Date	Apr. 11, 2013
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Variable at $6.00
Long-term Debt, Gross	$ 0			25
Convertible Promissory Notes Payable Issuance Seven [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 01, 2011
Debt Instrument, Maturity Date	May 01, 2013
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $15.00
Long-term Debt, Gross	$ 0			4
Convertible Promissory Notes Payable Issuance Eight [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Apr. 01, 2011
Debt Instrument, Maturity Date	Apr. 01, 2013
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Convertible, Terms of Conversion Feature	Fixed at $15.00
Long-term Debt, Gross	$ 0			$ 4